Change in Presentation of Expenditures - Summary of Impact of Change In Presentation of Expenditures (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Change In Presentation Of Expenditures [Line Items]
Procurement expense	$ 8,859,932	$ 3,809,732	$ 1,169,583
Fulfilment expense	10,267,444	1,907,621	170,617
Share-based compensation	21,605,880	2,780,488	200,933
General and administrative expense	32,129,489	7,084,795	1,622,541
Marketing and investor relations expense	(11,276,537)	(3,243,210)	(64,445)
Research and development expense	(1,974,530)	(477,750)	(125,680)
Financing expense	(3,024,451)	(1,842,853)	(173,268)
Other expense	$ (514,638)	$ (129,677)	(15,207)
As previously reported
Disclosure Of Change In Presentation Of Expenditures [Line Items]
Costs of sales			(685,963)
Procurement expense			0
Fulfilment expense			0
Advertising and promotion			(43,571)
Bank charges			(4,895)
Bad debt expense			(7,734)
Depreciation			(161,583)
Insurance			(8,081)
Meals and entertainment			(12,426)
Office and administration			(118,176)
Professional fees			(976,768)
Rent			(46,815)
Repairs and maintenance			(35,132)
Research and development			(106,021)
Selling costs			(98,138)
Share-based compensation			(200,933)
Small Tools And Supplies			(87,708)
Telephone and utilities			(15,365)
Travel			(87,005)
Wages and benefits			(460,354)
General and administrative expense			0
Marketing and investor relations expense			0
Research and development expense			0
Financing expense			(173,268)
Other expense			(11,405)
Functional presentation reclassifications
Disclosure Of Change In Presentation Of Expenditures [Line Items]
Costs of sales			685,963
Procurement expense			(1,169,583)
Fulfilment expense			(170,617)
Advertising and promotion			43,571
Bank charges			4,895
Bad debt expense			7,734
Depreciation			161,583
Insurance			8,081
Meals and entertainment			12,426
Office and administration			118,176
Professional fees			976,768
Rent			46,815
Repairs and maintenance			35,132
Research and development			106,021
Selling costs			98,138
Share-based compensation			200,933
Small Tools And Supplies			87,708
Telephone and utilities			15,365
Travel			87,005
Wages and benefits			460,354
General and administrative expense			(1,622,541)
Marketing and investor relations expense			(64,445)
Research and development expense			(125,680)
Financing expense			0
Other expense			(3,802)
As reclassified
Disclosure Of Change In Presentation Of Expenditures [Line Items]
Costs of sales			0
Procurement expense			(1,169,583)
Fulfilment expense			(170,617)
Advertising and promotion			0
Bank charges			0
Bad debt expense			0
Depreciation			0
Insurance			0
Meals and entertainment			0
Office and administration			0
Professional fees			0
Rent			0
Repairs and maintenance			0
Research and development			0
Selling costs			0
Share-based compensation			0
Small Tools And Supplies			0
Telephone and utilities			0
Travel			0
Wages and benefits			0
General and administrative expense			(1,622,541)
Marketing and investor relations expense			(64,445)
Research and development expense			(125,680)
Financing expense			(173,268)
Other expense			$ (15,207)